Significant accounting policies - Property And Equipment (Details)	12 Months Ended
Jun. 30, 2022
Leasehold Improvements, Tradeshow Equipment, Software And Books
Property and equipment
Estimated useful life (in years)	5 years
Office furniture and computer equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Office furniture and computer equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Stockroom and production equipment | Minimum
Property and equipment
Estimated useful life (in years)	5 years
Stockroom and production equipment | Maximum
Property and equipment
Estimated useful life (in years)	7 years